Credit risk management - Collateral held (Details)	Sep. 30, 2024	Sep. 30, 2023
Performing loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Performing loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	89.60%	89.10%
Performing loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	4.20%	4.50%
Performing loans | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	6.20%	6.40%
Performing loans | Housing loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Performing loans | Housing loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Performing loans | Personal loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Performing loans | Personal loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	9.70%	10.00%
Performing loans | Personal loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	11.10%	16.40%
Performing loans | Personal loans | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	79.20%	73.60%
Performing loans | Business loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Performing loans | Business loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	68.10%	66.10%
Performing loans | Business loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	14.20%	15.20%
Performing loans | Business loans | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	17.70%	18.70%
Non-performing loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Non-performing loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	79.00%	78.20%
Non-performing loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	13.40%	13.00%
Non-performing loans | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	7.60%	8.80%
Non-performing loans | Housing loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Non-performing loans | Housing loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	91.50%	93.90%
Non-performing loans | Housing loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	8.50%	6.10%
Non-performing loans | Personal loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Non-performing loans | Personal loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	23.20%	33.90%
Non-performing loans | Personal loans | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	76.80%	66.10%
Non-performing loans | Business loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Non-performing loans | Business loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	56.70%	55.30%
Non-performing loans | Business loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	23.40%	23.90%
Non-performing loans | Business loans | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	19.90%	20.80%
Parent Entity | Performing loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Parent Entity | Performing loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	89.90%	89.40%
Parent Entity | Performing loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	4.10%	4.50%
Parent Entity | Performing loans | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	6.00%	6.10%
Parent Entity | Performing loans | Housing loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Parent Entity | Performing loans | Housing loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Parent Entity | Performing loans | Personal loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Parent Entity | Performing loans | Personal loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	10.70%	10.90%
Parent Entity | Performing loans | Personal loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	12.20%	18.00%
Parent Entity | Performing loans | Personal loans | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	77.10%	71.10%
Parent Entity | Performing loans | Business loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Parent Entity | Performing loans | Business loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	68.30%	66.30%
Parent Entity | Performing loans | Business loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	14.10%	15.30%
Parent Entity | Performing loans | Business loans | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	17.60%	18.40%
Parent Entity | Non-performing loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Parent Entity | Non-performing loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	80.00%	78.90%
Parent Entity | Non-performing loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	12.70%	12.70%
Parent Entity | Non-performing loans | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	7.30%	8.40%
Parent Entity | Non-performing loans | Housing loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Parent Entity | Non-performing loans | Housing loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	91.80%	93.90%
Parent Entity | Non-performing loans | Housing loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	8.20%	6.10%
Parent Entity | Non-performing loans | Personal loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Parent Entity | Non-performing loans | Personal loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	24.40%	35.60%
Parent Entity | Non-performing loans | Personal loans | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	75.60%	64.40%
Parent Entity | Non-performing loans | Business loans
Collateral held
Secured loan to collateral value ratio (as a percent)	100.00%	100.00%
Parent Entity | Non-performing loans | Business loans | Fully secured
Collateral held
Secured loan to collateral value ratio (as a percent)	59.70%	56.80%
Parent Entity | Non-performing loans | Business loans | Partially secured
Collateral held
Secured loan to collateral value ratio (as a percent)	21.70%	23.30%
Parent Entity | Non-performing loans | Business loans | Unsecured
Collateral held
Secured loan to collateral value ratio (as a percent)	18.60%	19.90%